Prudential Investment Portfolios 9

PGIM Select Real Estate Fund (the “Fund”)

Supplement dated August 5, 2025

to the Fund’s Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information

You should read this Supplement in conjunction with the Fund’s Summary Prospectus, Prospectus and Statement of

Additional Information (SAI), as applicable, and retain it for future reference.

At a special meeting of shareholders held on August 4, 2025, shareholders of PGIM Select Real Estate Fund, a series of Prudential Investment Portfolios 9, approved a proposal to change the classification under the Investment Company Act of 1940, as amended, of PGIM Select Real Estate Fund, from diversified to non-diversified.

To reflect this change, the Fund’s Summary Prospectus, Prospectus and SAI are hereby revised as follows, effective immediately:

1.The section of the Fund’s Summary Prospectus and Prospectus entitled “Investments, Risks and Performance – Principal Investment Strategies” and the section of the Fund’s Prospectus entitled “More About the Fund’s Principal and Non-Principal Investment Strategies, Investments and Risks – Investment Strategies and Investments” are hereby revised to include the following.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.

2.The section of the Fund’s Summary Prospectus and Prospectus entitled “Investments, Risks and Performance – Principal Risks” and the section of the Fund’s Prospectus entitled “More About the Fund’s Principal and Non-Principal Investment Strategies, Investments and Risks – Risks of Investing in the Fund” are hereby revised to include the following:

Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

3.The second paragraph under the section of the Fund’s SAI entitled “Fund Classification, Investment Objective & Policies” is hereby amended and restated as follows:

The Fund is a non-diversified series of the Trust.

4.The section of the Fund’s SAI entitled “Investment Restrictions – Diversification” is hereby amended and restated as follows:

Diversification

The Fund is currently classified as a “non-diversified company”, as defined under the 1940 Act. In general, this means that the Fund may invest a significant portion of its assets in a single issuer. Under the 1940 Act, the Fund can change its classification from non-diversified to diversified without shareholder approval.

LR1511